Consolidated Balance Sheets (Parenthetical) - Globallink Investment Inc [Member] - $ / shares	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares redemption	277,511	2,562,567	2,562,567	2,562,567
Temporary equity, redemption price per share	$ 10.15	$ 11.42	$ 11.08	$ 10.90
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,445,000	3,445,000	3,445,000	3,445,000
Common stock, shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000